STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Exchange-Traded Funds — 98.9%		Shares	Fair Value
Equity — 98.9%
Stratified LargeCap Index ETF (c)(d)		252,467	$ 22,288,595

Total Exchange-Traded Funds (Cost $19,428,824)			22,288,595

Purchased Options - 1.3%	Notional	Contracts(b)
Put Option - 1.3%
S&P 500 Index(a), Expiration:
June 18, 2026, Strike $5,920	$22,196,968	34	304,470
Total Purchased Options (Cost $307,565)			304,470

Total Investments — 100.2%
(Cost $19,736,389)			22,593,065

Written Options - (0.5)%	Notional	Contracts(b)
Put Option - (0.5)%
S&P 500 Index(a), Expiration:
June 18, 2026, Strike $5,275	$22,196,968	(34)	(119,000)

Total Written Options (Premiums received $132,807)			(119,000)

Other Assets in Excess of Liabilities — 0.3%			64,686

Total Net Assets — 100.0%			$ 22,538,751

ETF	- Exchange-Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Affiliated issuer.
(d)	A copy of the security’s annual report to shareholders may be obtained without charge at www.stratifiedfunds.com/sspy